Related Parties Balances and Transactions	6 Months Ended
Mar. 31, 2026
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

Note 9 — RELATED PARTIES BALANCES AND TRANSACTIONS

Accounts receivable-related party

Accounts receivable from related party amounted to $3,706 and nil as of March 31, 2026 and September 30, 2025, respectively, which was generated from Jiamenkou (Internet of Things) Co., Ltd., a company controlled by an immediate family member of the CEO. which have been fully collected subsequently.

Due to a related party

Due to a related party amounted to $711,030 and $1,058,818 as of March 31, 2026 and September 30, 2025, respectively, representing the funds advanced to the Company by the CEO for working capital purpose.

Revenue earned from a related party

For the six months ended March 31, 2026 and 2025, the Company earned revenue from a related party of $3,803 and $nil, respectively, which was generated from Jiamenkou (Internet of Things) Co., Ltd.

Guarantee provided by related parties

Several related parties guaranteed the repayment of the Company’s bank loans. (See Note 7)